Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

16.       Subsequent Events

The Company entered into a new $3,850,000 syndicated credit facility (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012 which replaced the Amended 2006 Senior Credit Agreement. The new credit facility consists of:

  a 5-year revolving credit facility of approximately $1,250,000 comprising a $400,000 USD and multicurrency revolving facility, a $200,000 revolving facility and a €500,000 revolving facility which will be due and payable on October 30, 2017.
  a 5-year term loan facility of $2,600,000, also scheduled to mature on October 30, 2017. The 2012 Credit Agreement requires 17 quarterly payments of $50,000 each, beginning in the third quarter of 2013 that permanently reduce the term loan facility. The remaining balance is due on October 30, 2017.

Interest on the new credit facilities will be, at the Company's option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the 2012 Credit Agreement plus an applicable margin.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the 2012 Credit Agreement will be reduced by portions of the net cash proceeds received from certain sales of assets and the issuance of certain additional debt.

Obligations under the 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the 2012 Credit Agreement provides for a limitation on dividends and other restricted payments which is €300,000 for dividends to be paid in 2013, and increases in subsequent years. In default, the outstanding balance under the 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders.